Other Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Other Reserves
Disclosure Of Other Reserves [Line Items]
Schedule of Other Reserves
	2018	2017	2016
	(in thousands)
	£	£	£
Own share reserve	(339)	(339)	(339)
Foreign currency translation reserve	1	(11)	(3)
Capital reserve	42,466	42,466	—
Share option reserve
Balance at beginning of year	15,955	4,406	3,291
Share-based payments	1,977	11,731	1,132
Exercise of share options	(186)	(180)	(17)
Forfeiture of share options	(182)	—	—
Lapse of share options	—	(2)	—
Balance at end of year	17,564	15,955	4,406
Total other reserves	59,692	58,071	4,064